Income tax and social contribution (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended		40 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Income tax and social contribution (Details Text)
Equalization of the effective rate of social contribution in relation to the rate	45.00%
Deferred tax assets and deferred tax liabilities are offset in the consolidated statement of financial position	R$ 4,755,748	R$ 1,504,860
Write-off of tax credits	R$ 150,040
Income tax
Income tax and social contribution (Details Text)
Applicable tax rate		25.00%
Social contribution
Income tax and social contribution (Details Text)
Applicable tax rate		15.00%
Social contribution - Insurance industry
Income tax and social contribution (Details Text)
Applicable tax rate			20.00%
Social contribution - Other companies
Income tax and social contribution (Details Text)
Applicable tax rate		9.00%